RETIREMENT PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Spetner Associates Inc [Member]
RETIREMENT PLANS

NOTE 5 – RETIREMENT PLANS

Cash Balance Plan

Spetner offers its employees a cash balance defined benefit plan (the “Plan”) The Company additionally recognizes a gain (or loss) on the change in fair value of the assets held by the cash balance plan.

Under a cash balance plan, each participant in the plan has an individual account that is credited annually with a pay credit and an interest credit. The Company is responsible for funding plans and bears the investment risk. At retirement, the account balance may be taken as lifetime annuity or a lump sum. For the three months ended March 31, 2025 and 2024, the company accrued participant pay and interest credit earnings of $386 and $100,428, respectively, recorded in the pension expense account on the condensed consolidated statements of operations. These amounts represent management estimates as the actual benefit liability is calculated on an annual basis. Increases to the benefit liability owed to participating employees are recorded as pension expense.

The company contributes to the Plan to meet targeted funding requirements in accordance with regulations governing retirement plans. The Company did not have any contributions during the three months ended March 31, 2025 and 2024.

The Plan held assets of $1,396,000 and $1,379,210 on March 31, 2025 and December 31, 2024, respectively. Accumulated benefits under the Plan were $1,047,153 and $1,046,767 on March 31, 2025 and December 31, 2024, respectively. The Company additionally recognizes a gain (or loss) on the change in fair value of the assets held by the cash balance plan.

The funded status of the plan reflected in the balance sheet was net asset of $348,847 on March 31, 2025, and net asset of $332,443 at December 31, 2024.

All the plan assets are invested in mutual funds considered level 1 assets in the fair value hierarchy. The plan’s assets reported an unrealized gain in fair value of $16,790 for the three months ended March 31, 2025, and an unrealized loss in fair value of $765,768 for the three months ended March 31, 2024.

Profit Sharing Plan

Spetner offers its employees a 401(k) defined contribution and profit sharing plan. Spetner’s contributions are discretionary amounts that are allocated among the participating employees. Participating employees may elect to receive their benefits as a monthly annuity payment to themselves as a single recipient, or as a reduced monthly annuity to themselves and a surviving spouse. As of March 31, 2025 and December 31, 2024, the profit sharing plan had a net plan liability of $131,201 and $131,201, respectively.

Employer contributions were $0 and $0 for the three months ended March 31, 2025 and 2024, respectively.

NOTE 5 – RETIREMENT PLANS

Cash Balance Plan

Spetner offers its employees a cash balance defined benefit plan (the “Plan”) The Company additionally recognizes a gain (or loss) on the change in fair value of the assets held by the cash balance plan.

Under a cash balance plan, each participant in the plan has an individual account that is credited annually with a pay credit and an interest credit. The Company is responsible for funding plans and bears the investment risk. At retirement, the account balance may be taken as lifetime annuity or a lump sum. Effective January 1, 2024, the cash balance plan was frozen, and as a result the participant accounts’ ceased getting credited with the pay credit. For the years ended December 31, 2024 and 2023, the aggregate increase in the participants’ account was $1,542 and $401,713, respectively. Increases to the benefit liability owed to participating employees are recorded as pension expense

The company contributes to the Plan to meet targeted funding requirements in accordance with regulations governing retirement plans. For the years ended December 31, 2024 and 2023, the Company contributed $781,600 and $169,969, respectively.

The Plan held assets of $1,379,210 and $1,324,225 on December 31, 2024 and 2023, respectively. Accumulated benefits under the Plan were $1,046,767 and $1,045,225 on December 31, 2024 and 2023. The Company additionally recognizes a gain (or loss) on the change in fair value of the assets held by the cash balance plan.

The funded status of the plan reflected in the balance sheet was net asset of $332,443 on December 31, 2024, and net asset of $279,000 at December 31, 2023.

All the plan assets are invested in mutual funds considered level 1 assets in the fair value hierarchy. The plan’s assets reported an unrealized loss in fair value of $726,615 for the year ended December 31, 2024, and an unrealized gain in fair value of $661,512 for the year ended December 31, 2023.

Profit Sharing Plan

Spetner offers its employees a 401(k) defined contribution and profit sharing plan. Spetner’s contributions are discretionary amounts that are allocated among the participating employees. Participating employees may elect to receive their benefits as a monthly annuity payment to themselves as a single recipient, or as a reduced monthly annuity to themselves and a surviving spouse. As of December 31, 2024 and 2023, the profit sharing plan had a net plan liability of $131,201 and $308,637, respectively.

Employer contributions were $177,436 and $100,553 for the years ended December 31, 2024 and 2023, respectively.